Organization and business overview (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of subsidiaries of the company

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
IFSC Pte. Ltd. (“IFSC”)	March 18, 2016	100%	Singapore	Sale of facilities management software
Gaussian Robotics Pte. Ltd.	May 18, 2017	100%	Singapore	Provision of trading and maintenance of robotic equipment
Simpple Pte. Ltd.	October 13, 2020	100%	Singapore	Research and experimental development on environment and clean technologies
Simpple Australia Pty Ltd	September 6, 2023	100%	Australia	Sale of facilities management software